Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital	€ 320	€ 323		€ 322
Paid-in surplus	7,160	7,213		7,487	€ 7,731
Revaluation reserves	7,480	5,873
Other reserves	(553)	456		149	€ (390)
Shareholders' Equity	22,018	21,842	€ 19,189
Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital	320	323
Retained earnings		906
Revaluation reserves	7,491	6,120
Legal reserves – foreign currency translation reserve	(601)	426
Legal reserves in respect of group companies	1,710	1,703
Retained earnings, including treasury shares	8,617	7,218
Remeasurement of defined benefit plans	(2,534)	(2,397)
Net income / (loss)	€ (146)	1,235
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		7,536		7,808
Retained earnings		10,386		9,657
Revaluation reserves		5,868		3,436
Remeasurement of defined benefit plans		(2,397)		(1,850)
Other reserves		456		149
Shareholders' Equity		21,850		19,200
Previously stated [member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		323
Paid-in surplus		7,213
Revaluation reserves		6,116
Legal reserves – foreign currency translation reserve		426
Legal reserves in respect of group companies		1,703
Retained earnings, including treasury shares		7,227
Remeasurement of defined benefit plans		(2,397)
Net income / (loss)		1,239
Shareholders' Equity		21,850
Changes in accounting policy due to liability adequacy testing
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		0
Retained earnings		(12)		(9)
Revaluation reserves		5		(1)
Remeasurement of defined benefit plans		0
Other reserves		(1)
Shareholders' Equity		(8)		(10)
Changes in accounting policy due to liability adequacy testing | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Revaluation reserves		5
Retained earnings, including treasury shares		(9)
Net income / (loss)		(3)
Shareholders' Equity		(8)
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		7,536		7,808
Retained earnings		10,374		9,648
Revaluation reserves		5,873		3,435
Remeasurement of defined benefit plans		(2,397)		(1,850)
Other reserves		456		149
Shareholders' Equity		21,842		€ 19,189
As Restated [Member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		323
Paid-in surplus		7,213
Revaluation reserves		6,120
Legal reserves – foreign currency translation reserve		426
Legal reserves in respect of group companies		1,703
Retained earnings, including treasury shares		7,218
Remeasurement of defined benefit plans		(2,397)
Net income / (loss)		1,235
Shareholders' Equity		€ 21,842